Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
14.	Inventories

(In thousands)	December 31, 2020	December 31, 2021
Raw materials	4,342	4,395
Finished goods	2,141	2,390
Less: write-down of obsolete inventories	(636)	(652)
Total inventories	5,847	6,133